FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
8.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company follows the provisions of ASC 820 for fair value measurements of its financial assets and liabilities. The accounting standard for fair value measurements provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. Fair value is defined as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The accounting standard established a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available. This hierarchy prioritizes the inputs into three broad levels, as follows: Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on the Company's own assumptions used to measure assets and liabilities at fair value. An asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The Company’s financial instruments measured at fair value on a recurring basis consisted of the following at September 30, 2014 and December 31, 2013:

Total Carrying Value at September 30, 2014
	(Level 1)	(Level 2)	(Level 3)
Derivative Liability	$-	$-	$-

	Total Carrying Value at December 31, 2013
	(Level 1)	(Level 2)	(Level 3)
Derivative Liability	$-	$-	$10,800

The following is a summary of activity of Level 3 liabilities for the nine months ended September 30, 2014:

Balance at December 31, 2013	$(10,800)
Reclassified to equity when liability ceased to exist	9,000
Change in fair value during the nine months ended September 30, 2014	1,800
Balance at September 30, 2014	$-

The Company estimates the fair value of the convertible note and warrants liability utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected note term, expected volatility of its stock price over the expected note term, expected risk-free interest rate over the expected note term, and the expected dividend yield rate over the expected note term. The Company believes this valuation methodology is appropriate for estimating the fair value of the liability. The following table summarizes the assumptions the Company utilized to estimate the fair value of the convertible note and warrants liability at September 30, 2014:

Assumptions	September 30, 2014

Expected term (years)	5.00
Expected volatility	100%
Risk-free interest rate	0.725% - 1.748%
Dividend yield	0.00%

The expected warrant term is based on the remaining contractual term. The expected volatility is based on historical-volatility of peer entities whose stock prices were publicly available. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected term of the related warrant at the valuation date. Dividend yield is based on historical trends.

The carrying value of the Company’s other financial assets and liabilities approximates fair value at September 30, 2014 and December 31, 2013.

8.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company follows the provisions of ASC 820 for fair value measurements of its financial assets and liabilities. The accounting standard for fair value measurements provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. Fair value is defined as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The accounting standard established a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available. This hierarchy prioritizes the inputs into three broad levels, as follows: Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on the Company's own assumptions used to measure assets and liabilities at fair value. An asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The Company’s financial instruments measured at fair value on a recurring basis consisted of the following at December 31, 2013 and 2012:

	Total Carrying Value at December 31, 2013
	(Level 1)	(Level 2)	(Level 3)
Derivative Liability	$-	$-	$10,800

	Total Carrying Value at December 31, 2012
	(Level 1)	(Level 2)	(Level 3)
Derivative Liability	$-	$-	$27,000

The following is a summary of activity of Level 3 liabilities for the years ended December 31, 2013 and 2012:

Balance at December 31, 2011	$(59,400)
Change in fair value 2012	32,400
Balance at December 31, 2012	(27,000)
Change in fair value 2013	16,200
Balance at December 31, 2013	$(10,800)

The Company estimates the fair value of the convertible note and warrants liability utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected note term, expected volatility of the stock price over the expected note term, expected risk-free interest rate over the expected note term, and the expected dividend yield rate over the expected note term. The Company believes this valuation methodology is appropriate for estimating the fair value of the liability. The following table summarizes the assumptions the Company utilized to estimate the fair value of the convertible note and warrants liability at December 31, 2013:

Assumptions	December 31, 2013

Expected term (years)	5
Expected volatility	100%
Risk-free interest rate	0.725% - 1.748%
Dividend yield	0.00%

The expected warrant term is based on the remaining contractual term. The expected volatility is based on historical-volatility of peer entities whose stock prices were publicly available. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected term of the related warrant at the valuation date. Dividend yield is based on historical trends.

The carrying value of the Company’s other financial assets and liabilities approximates fair value at December 31, 2013 and 2012.